Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Net loss attributable to common shareholders
Net loss	$ (11,850)	$ (12,696)	$ (14,527)	$ (11,880)	$ (24,546)	$ (26,407)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Weighted-average shares outstanding - basic	66,575,652		13,864,320		45,125,926	12,963,436
Weighted-average shares outstanding - diluted	66,575,652		13,864,320		45,125,926	12,963,436	58,801,357	50,361,879
Net loss per share attributable to common shareholders
Net loss per share attributable to common shares - basic	$ (0.18)		$ (1.05)		$ (0.54)	$ (2.04)
Net loss per share attributable to common shares - diluted	$ (0.18)		$ (1.05)		$ (0.54)	$ (2.04)	$ (0.83)	$ (0.51)
Mariadb Corporation Ab
Net loss attributable to common shareholders
Net loss							$ (48,651)	$ (25,442)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Weighted-average shares outstanding - basic							58,801,357	50,361,879
Weighted-average shares outstanding - diluted							58,801,357	50,361,879
Net loss per share attributable to common shareholders
Net loss per share attributable to common shares - basic							$ (0.83)	$ (0.51)
Net loss per share attributable to common shares - diluted							$ (0.83)	$ (0.51)